Preferred and Common Stock - Additional Information (Detail) - JPY (¥) ¥ in Millions		4 Months Ended	6 Months Ended
	May 15, 2025	Aug. 31, 2025	Sep. 30, 2025	Sep. 30, 2024	Mar. 31, 2025
Class of Stock [Line Items]
Common stock, issued			2,489,848,594		2,513,757,794
Cancellation of treasury stock			23,909,200
Common Stock
Class of Stock [Line Items]
Share repurchase period description	May 16, 2025 to August 31, 2025
Share repurchase		23,909,200
Share repurchase value		¥ 99,999,721,300
Cancellation of treasury stock			(32,847)	0
Common Stock | The Repurchase Plan [Member]
Class of Stock [Line Items]
Number of shares to be repurchased	40,000,000
Total amount of shares to be repurchased	¥ 100,000